Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 808,645,262.88
Previously Paid Amount	0.00
Total Fee Amount	111,673.91
Total Offset Amount	0.00
Net Fee	$ 111,673.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A